Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2017
Share plans
Schedules of employee numbers

	2017	2016	2015
Employees
UK	6,900	7,000	7,100
Continental Europe	14,500	14,700	14,800
The Americas	16,300	17,800	17,500
Asia, Africa & Australasia	22,300	22,000	20,700
Continuing operations	60,000	61,500	60,100

Schedule of employee costs

	2017	2016	2015
	$m	$m	$m
Salaries	5,004	4,664	4,603
Social security costs	570	584	567
Pension costs	378	426	484
Other employment costs	534	610	474
Total	6,486	6,284	6,128

AstraZeneca 2014 Performance Share Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	[1]	WAFV	[1]
	ʼ000	pence		$
Shares awarded in March 2015	2,223	2381		35.29
Shares awarded in June 2015	36	2087		33.05
Shares awarded in August 2015	152	2123		33.21
Shares awarded in September 2015	8	n/a		32.32
Shares awarded in November 2015	7	2178		33.31
Shares awarded in March 2016	2,673	1962		28.19
Shares awarded in May 2016	24	1935		28.64
Shares awarded in August 2016	67	2536		33.58
Shares awarded in March 2017	2,359	2440		30.88
Shares awarded in May 2017	10	2607		34.20
Shares awarded in August 2017	44	2234		29.11

AstraZeneca Investment Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2015	64	4762	70.58
Shares awarded in August 2015	4	n/a	66.42
Shares awarded in March 2016	84	3923	56.38

AstraZeneca Global Restricted Stock Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2015	1,966	4762	70.58
Shares awarded in August 2015	17	4245	66.42
Shares awarded in March 2016	2,695	3923	56.38
Shares awarded in August 2016	122	5071	67.16
Shares awarded in March 2017	2,502	4880	61.76
Shares awarded in May 2017	78	5214	68.40
Shares awarded in August 2017	31	4468	58.22
Shares awarded in November 2017	77	4942	66.24

AstraZeneca Restricted Share Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2015	164	4762	70.58
Shares awarded in June 2015	69	4174	66.09
Shares awarded in August 2015	31	4245	66.42
Shares awarded in September 2015	41	4199	64.64
Shares awarded in November 2015	41	4355	66.62
Shares awarded in March 2016	809	3923	56.38
Shares awarded in May 2016	335	3869	57.28
Shares awarded in August 2016	37	5071	67.16
Shares awarded in November 2016	14	4233	53.42
Shares awarded in February 2017	205	4293	55.50
Shares awarded in March 2017	134	4880	61.76
Shares awarded in May 2017	8	5214	68.40
Shares awarded in August 2017	26	4468	58.22
Shares awarded in September 2017	31	4765	65.60
Shares awarded in November 2017	23	4942	66.24